Annual Fund Operating Expenses - Morgan Dempsey Large Cap Value ETF - Morgan Dempsey Large Cap Value ETF Class	May 14, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.58%

[1]	Restated to reflect current fees.